RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15-RELATED PARTY TRANSACTIONS

Tonghao (Cayman) Limited, or Tonghao Cayman, acquired an additional 9,200,000 (or 2,300,000 after reverse share split) ordinary shares from the Company’s former shareholders and became the largest shareholder of the Company. Tongding Interconnection Information Co., Ltd. (“TDI”) is the parent company of Tonghao Cayman. The Company had sales transactions with TDI in the amount of nil, nil and $13,000 in 2022, 2021 and 2020, respectively.